Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Stockholders’ Equity (Deficit)

6. Stockholders’ Equity (Deficit)

On May 2, 2024, the Company entered into a ChEF Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”), each with Chardan Capital Markets, LLC (“Chardan”) related to a “ChEF,” Chardan’s committed equity facility (the “Facility”). Pursuant to the Purchase Agreement, the Company has the right from time to time at its option to sell to Chardan up to the lesser of (i) $25.0 million in aggregate gross purchase price of newly issued shares of the Company’s common stock and (ii) 622,168 shares of the Company’s common stock, which is equal to 19.99% of the shares of common stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the average price of such shares sold to Chardan under the Facility equals or exceeds the base price set forth in the Purchase Agreement, so that the Exchange Cap limitation would not apply to such issuances and sales pursuant to the Purchase Agreement under the rules of the Nasdaq Stock Market or (ii) the Company’s stockholders approve the issuance of common stock pursuant to the Purchase Agreement in excess of the Exchange Cap. The Facility will allow the Company to raise primary equity on a periodic basis at its sole discretion depending on a variety of factors including, among other things, market conditions, the trading price of the common stock, and determinations by the Company regarding the use of proceeds of such common stock. The purchase price of the shares of common stock will be determined by reference to the Volume Weighted Average Price (“VWAP”) of the common stock during the applicable purchase period, less a fixed 4% discount to such VWAP, and the total shares to be purchased on any day may not exceed 20% of the trading volume of the Company’s common stock during the applicable purchase period. The Purchase Agreement will be effective for a 36-month period ending May 16, 2027. During the three and nine months ended June 30, 2024, the Company sold 37,654 shares of common stock pursuant to the Purchase Agreement for net proceeds of $0.1 million. The Company incurred $0.4 million of costs in connection with the Purchase Agreement during the three and nine months ended June 30, 2024, which are included in general and administrative expenses in the unaudited interim consolidated statements of operations.

On October 26, 2023, the Company closed a public offering of common stock and certain warrants through Chardan Capital Markets, LLC and Ladenburg Thalmann & Co. Inc. as underwriters, for net proceeds of $3.9 million through the issuance and sale of 1,306,250 shares of its common stock and, to certain investors, pre-funded warrants to purchase 1,537,500 shares of common stock, and accompanying common warrants to purchase up to an aggregate of 5,687,500 shares of its common stock. Each share of common stock and pre-funded warrant to purchase one share of common stock was sold together with a common warrant to purchase two shares of common stock. The public offering price of each share of common stock and accompanying common warrant was $1.60 and the public offering price of each pre-funded warrant and accompanying common warrant was $1.5999. The common warrants were immediately exercisable at a price of $1.60 per share of common stock, expire five years from the date of issuance and contain an alternative cashless exercise provision. In connection with the June 2024 inducement offer discussed further below, the exercise price was decreased to $1.20 per share of common stock for common warrants that remained unexercised at the time of the offer. The pre-funded warrants were immediately exercisable at any time, until exercised in full, at a price of $0.0001 per share of common stock. In addition, warrants to purchase 85,312 shares of common stock were issued to the underwriters as compensation for their services related to the offering. These common stock warrants have an exercise price of $2.00 per share and expire five years from the date of issuance.

On June 30, 2023, the Company closed a registered direct offering of common stock (and common stock equivalents in lieu thereof) and a concurrent private placement of certain common stock warrants through Chardan Capital Markets, LLC as placement agent, for gross proceeds of $2.3 million and net proceeds of $1.9 million through the issuance and sale of 166,363 shares of its common stock, pre-funded warrants to purchase 60,909 shares of common stock and accompanying common warrants to purchase up to an aggregate of 227,272 shares of its common stock. Each share of common stock and pre-funded warrant to purchase one share of common stock was sold together with a common warrant to purchase one share of common stock. The public offering price of each share of common stock and accompanying common warrant was $9.90. The common stock warrants were exercisable beginning December 30, 2023 at a price of $14.8478 per share of common stock, had an original expiration of three and a half years from the date of issuance and contain an alternative cashless provision. In connection with the June 2024 inducement offer discussed further below, the exercise price was decreased to $1.55 per share of common stock for common warrants and the expiration date was extended by approximately two and a half years. The pre-funded warrants were immediately exercisable at any time, until exercised in full, at a price of $0.0022 per share of common stock. All of the pre-funded warrants have been exercised. In addition, warrants to purchase 6,818 shares of common stock were issued to the placement agent as compensation for its services related to the offering. These common stock warrants have an exercise price of $14.8478 per share, were exercisable beginning December 30, 2023 and expire three and a half years from the date of issuance.

On February 10, 2023, the Company closed a public offering of common stock and certain warrants through Chardan Capital Markets, LLC and EF Hutton, division of Benchmark Investments LLC as underwriters, for gross proceeds of $15.0 million and net proceeds of $13.6 million through the issuance and sale of 530,222 shares of its common stock and, to certain investors, pre-funded warrants to purchase 101,090 shares of common stock, and accompanying common warrants to purchase up to an aggregate of 1,262,618 shares of its common stock. Each share of common stock and pre-funded warrant to purchase one share of common stock was sold together with a common warrant to purchase two shares of common stock. The public offering price of each share of common stock and accompanying common warrant was $23.76 and the public offering price of each pre-funded warrant and accompanying common warrant was $23.7578. The common stock warrants were immediately exercisable at a price of $23.76 per share of common stock, expire five years from the date of issuance and contain an alternative cashless exercise provision whereby, subject to certain conditions, a warrant may be exercised in a cashless transaction for shares of common stock at the rate of half a share of common stock per full share otherwise issuable upon a cash exercise. The pre-funded warrants were immediately exercisable at any time, until exercised in full, at a price of $0.0022 per share of common stock. In addition, warrants to purchase 44,190 shares of common stock were issued to the underwriters as compensation for their services related to the offering. These common stock warrants have an exercise price of $29.70 per share and expire five years from the date of issuance.

The Company entered into an At-the-Market Sales Agreement with BTIG, LLC (“BTIG”) on August 15, 2022 (the “2022 Sales Agreement”). Pursuant to the 2022 Sales Agreement, the Company could offer and sell, from time to time, through BTIG, as sales agent and/or principal, shares of its common stock having an aggregate offering price of up to $25.0 million, subject to certain limitations on the amount of common stock that may be offered and sold by the Company set forth in the 2022 Sales Agreement. Due to the offering limitations applicable to the Company, the Company filed prospectus supplements for the sale of shares of its common stock for an aggregate offering price of up to $7.8 million pursuant to the 2022 Sales Agreement. During the nine months ended June 30, 2023, the Company sold 136,702 shares of common stock pursuant to the 2022 Sales Agreement for gross proceeds of $5.7 million and net proceeds of $5.5 million. There are no registered shares remaining to be sold under the 2022 Sales Agreement.

Common stock warrants

As of June 30, 2024, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	112,429	$261.80	August 24, 2026
Underwriter warrants August 2021	2,287	$327.25	August 19, 2026
Chanticleer warrants	57	$18,018.00 - 28,028.00	April 30, 2027 - December 17, 2028
Series C warrants	18,391	$982.52	October 16, 2025
Series 3 warrants	12,548	$89.628	August 15, 2027
Common stock warrants February 2023	271,883	$23.76	February 10, 2028
Underwriter warrants February 2023	15,466	$29.70	February 8, 2028
Common stock private placement warrants June 2023	227,272	$1.55	June 21, 2029
Placement agent warrants June 2023	6,818	$14.8478	December 30, 2026
Common stock warrants October 2023	2,840,000	$1.20	October 27, 2028
Pre-funded warrants October 2023	797,500	$0.0001	—
Underwriter warrants October 2023	85,312	$2.00	October 24, 2028
Placement agent warrants June 2024	113,140	$1.86	June 19, 2029
Common stock warrants June 2024	5,625,000	$1.55	June 21, 2029
Total	10,128,103

On June 19, 2024, the Company entered into inducement offer letter agreements with holders of certain existing warrants issued in October 2023 having an original exercise price of $1.60 per share to purchase up to an aggregate of 2,828,500 shares of the Company’s common stock at a reduced exercise price of $1.20 per share. The transaction closed on June 21, 2024, resulting in gross proceeds to the Company of $3.4 million and net proceeds of $2.9 million. Due to beneficial ownership limitations, 1,500,000 shares of common stock related to the exercise of warrants in this transaction are being held in abeyance as of June 30, 2024. Also in connection with this inducement offer, the Company (i) issued to holders who participated in the transaction new common stock warrants to purchase an aggregate of 5,625,000 shares of common stock, (ii) reduced the exercise price of existing warrants to purchase 2,840,000 shares of common stock for those holders who did not exercise warrants in the transaction from $1.60 per share to $1.20 per share for the remaining term of the warrants, and (iii) reduced the exercise price of certain existing warrants issued in June 2023 to purchase 227,272 shares of common stock from $14.8478 per share to $1.55 per share and extended the expiration date of these warrants from December 30, 2026 to June 21, 2029. The new common stock warrants are immediately exercisable at a price of $1.55 per share and expire five years from the date of issuance. Warrants to purchase 113,140 shares of common stock were issued to the placement agent as compensation for its services related to the offering. These common stock warrants are immediately exercisable at a price of $1.86 per share and expire five years from the date of issuance. The incremental fair value associated with the modification of certain existing June and October 2023 warrants to purchase common stock has been accounted for in additional paid-in capital as an equity cost because the modification was done in order to raise equity by inducing the exercise of warrants.

During the nine months ended June 30, 2024, an aggregate of 768,724 warrants were net share settled, resulting in the issuance of 754,312 shares of common stock, 2,863,500 warrants were exercised on a cash basis (including 1,500,000 warrants for which the related shares are being held in abeyance as of June 30, 2024 due to beneficial ownership limitations), resulting in proceeds of $3.0 million, and 34,458 warrants were abandoned by the warrant holder.

During the nine months ended June 30, 2023, an aggregate of 1,014,872 warrants were net share settled, resulting in the issuance of 519,492 shares of common stock, 137,998 warrants were exercised on a cash basis, resulting in insignificant proceeds, and 332 warrants expired.

7. Stockholders’ Deficit

2023 events

The Company entered into an At-the-Market Sales Agreement with BTIG, LLC (“BTIG”) on August 15, 2022 (the “2022 Sales Agreement”). Pursuant to the 2022 Sales Agreement, the Company could offer and sell, from time to time, through BTIG, as sales agent and/or principal, shares of its common stock having an aggregate offering price of up to $25.0 million, subject to certain limitations on the amount of common stock that may be offered and sold by the Company set forth in the 2022 Sales Agreement. Due to the offering limitations applicable to the Company, the Company filed prospectus supplements for the sale of shares of its common stock for an aggregate offering price of up to $7.8 million pursuant to the 2022 Sales Agreement. During the year ended September 30, 2023, the Company sold an aggregate of 136,702 shares of common stock pursuant to the 2022 Sales Agreement with BTIG for gross proceeds of $5.7 million and net proceeds of $5.5 million. There are no registered shares remaining to be sold under the 2022 Sales Agreement.

On February 10, 2023, the Company closed a public offering of common stock and certain warrants through Chardan Capital Markets, LLC and EF Hutton, division of Benchmark Investments LLC as underwriters, for gross proceeds of $15.0 million and net proceeds of $13.6 million through the issuance and sale of 530,222 shares of its common stock and, to certain investors, pre-funded warrants to purchase 101,090 shares of common stock, and accompanying common warrants to purchase up to an aggregate of 1,262,618 shares of its common stock (the “February Offering”). Each share of common stock and pre-funded warrant to purchase one share of common stock was sold together with a common warrant to purchase two shares of common stock. The public offering price of each share of common stock and accompanying common warrant was $23.76 and the public offering price of each pre-funded warrant and accompanying common warrant was $23.7578.

The common stock warrants are immediately exercisable at a price of $23.76 per share of common stock, expire five years from the date of issuance and contain an alternative cashless exercise provision whereby, subject to certain conditions, a warrant may be exercised in a cashless transaction for shares of common stock at the rate of half a share of common stock per full share otherwise issuable upon a cash exercise. The pre-funded warrants are immediately exercisable at any time, until exercised in full, at a price of $0.0022 per share of common stock.

In addition, warrants to purchase 44,190 shares of common stock were issued to the underwriters as compensation for their services related to the offering. These common stock warrants have an exercise price of $29.70 per share and expire five years from the date of issuance.

On June 30, 2023, the Company closed a registered direct offering of common stock (and common stock equivalents in lieu thereof) and a concurrent private placement of certain common stock warrants through Chardan Capital Markets, LLC as placement agent, for gross proceeds of $2.3 million and net proceeds of $1.9 million through the issuance and sale of 166,363 shares of its common stock and, to certain investors, pre-funded warrants to purchase 60,909 shares of common stock, and accompanying common warrants to purchase up to an aggregate of 227,272 shares of its common stock (the “June Offering”). Each share of common stock and pre-funded warrant to purchase one share of common stock was sold together with a common warrant to purchase one share of common stock. The public offering price of each share of common stock and accompanying common warrant was $9.90.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

The common stock warrants are exercisable beginning December 30, 2023 at a price of $14.8478 per share of common stock, expire three and half years from the date of issuance and contain an alternative cashless exercise provision. The pre-funded warrants are immediately exercisable at any time, until exercised in full, at a price of $0.0022 per share of common stock. All of the pre-funded warrants have been exercised.

In addition, warrants to purchase 6,818 shares of common stock were issued to the placement agent as compensation for its services related to the offering. These common stock warrants have an exercise price of $14.8478 per share and expire three and a half years from the date of issuance.

2022 events

In August 2022, the Company entered into a securities purchase agreement (the “Preferred SPA”) with several accredited investors for the issuance and sale of (i) an aggregate of 22,275 shares of its Series 3 Convertible Preferred Stock, stated value $100 per share, (ii) 225 shares of its Series 4 Convertible Preferred Stock, stated value $100 per share, and (iii) Series 3 warrants to purchase up to 12,548 shares of its common stock in a private placement for aggregate gross proceeds of $2.3 million, with $0.1 million of issuance costs for net proceeds of $2.1 million. The shares of Series 3 Convertible Preferred Stock were convertible into an aggregate of 24,850 shares of common stock of the Company and the shares of Series 4 Convertible Preferred Stock were convertible into an aggregate of 251 shares of common stock of the Company, in each case, at a conversion price of $89.628 per share. The Series 3 Warrants have an exercise price of $89.628 per share, are exercisable commencing six months after issuance, and will expire five years from the issuance date. The net proceeds from the private placement were allocated to the Series 3 Convertible Preferred Stock, Series 4 Convertible Preferred Stock and Series 3 warrants based on their relative fair values.

The shares of the Series 3 and Series 4 Convertible Preferred Stock had no voting rights other than the right to vote with common stockholders, as a single class, on a proposed amendment to the Company’s Certificate of Incorporation, as amended, to effect a reverse split of the outstanding shares of common stock. Each share of Series 3 Convertible Preferred Stock was entitled to vote on an as-converted basis, and each share of Series 4 Convertible Preferred Stock was entitled to 811,688 votes per share, provided that the Series 4 Convertible Preferred Stock be automatically voted in the same proportions as the shares of common stock and Series 3 Convertible Preferred Stock on the reverse split proposal. The shares of the Series 3 and Series 4 Convertible Preferred Stock were convertible at the option of the holder at any time following the effective date of a reverse split of the Company’s outstanding common stock. In addition, the Company could elect mandatory conversion on the date of the reverse stock split or the Company could force conversion of all or a part of the Series 3 and Series 4 Convertible Preferred Stock at any time after 120 days following the issuance of the preferred stock, in either case provided certain equity conditions were met.

The private placement closed on August 15, 2022, and the stockholders voted to approve a 1-for-14 reverse stock split on September 15, 2022. The Series 3 and Series 4 Convertible Preferred Stock were converted to 25,101 shares of common stock on September 30, 2022. As of September 30, 2023 and 2022, there were no shares of preferred stock issued and outstanding.

During the year ended September 30, 2022, the Company sold an aggregate of 30,206 shares of common stock pursuant to the 2022 Sales Agreement with BTIG for gross proceeds of $2.0 million and net proceeds of $1.9 million.

Also during the year ended September 30, 2022, the Company issued 1,087 shares of common stock upon the vesting of restricted stock units.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

Common stock warrants

As of September 30, 2023, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	128,500	$261.80	August 24, 2024
Underwriter warrants August 2021	2,287	$327.25	August 19, 2024
Chanticleer warrants	57	$18,018.00 -$28,028.00	April 30, 2027 - December 17, 2028
Series C warrants	36,778	$982.52	October 16, 2025
Series 3 warrants	12,548	$89.628	August 15, 2027
Common stock warrants February 2023	271,883	$23.76	February 10, 2028
Underwriter warrants February 2023	44,190	$29.70	February 8, 2028
Common stock private placement warrants June 2023	227,272	$14.8478	December 30, 2026
Placement agent warrants June 2023	6,818	$14.8478	December 30, 2026
Total	730,333

During the year ended September 30, 2023, 1,014,872 warrants were net share settled, resulting in the issuance of 519,492 shares of common stock.

During the year ended September 30, 2023, 137,999 warrants were exercised on a cash basis. The Company received de minimus proceeds in exchange for the issuance of 137,998 shares of common stock.

During the year ended September 30, 2023, 332 of private warrants expired.